Schedule of losses earnings per shares (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
(Loss)/profit per share for the loss attributable to owners of the Company (in dollar)
(Loss)/profit for the year	$ (5,507,764)	$ (2,094,169)	$ 1,635,901
Weighted average number of ordinary shares for the purpose of calculating the basic (losses)/earnings per share (Note)	8,005,257	6,648,266	864,691
- Adjustments on RCCPS (Note)			5,589,060
Weighted average number of ordinary shares for the purpose of calculating the dilutive (losses)/earnings per share	8,005,257	6,648,266	6,453,751